Financial Assets and Financial Liabilities - Summary of Cash and Cash Equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash And Cash Equivalents [Line Items]
Cash at banks and on hand	€ 1,325.2	€ 1,092.7
Cash equivalents	12,549.9	600.0
Total	13,875.1	1,692.7	€ 1,210.2	€ 519.1
Bank deposits
Cash And Cash Equivalents [Line Items]
Cash equivalents	9,401.0	600.0
Money market funds
Cash And Cash Equivalents [Line Items]
Cash equivalents	€ 3,148.9	€ 0.0